Intangible Assets and Goodwill (Tables)	6 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The carrying amounts, accumulated amortization, net carrying value, and weighted average remaining life of our definite-lived amortizable intangible assets as well as our goodwill are presented in the tables below (dollars in thousands, useful life in years):

	December 31, 2020				June 30, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Total intangible assets subject to amortization
Customer relationships-Auto & Home	$853	$(699)	$154		$853	$(680)	$173
InsideResponse
Trade Name	2,680	(357)	2,323		2,680	(88)	2,592
Proprietary Software-5 year	780	(104)	676		780	(26)	754
Proprietary Software-2 year	262	(88)	174		262	(22)	240
Non-compete agreements	192	(43)	149		192	(16)	176
Customer relationships	16,069	(1,530)	14,539		16,069	(331)	15,738
Total intangible assets	$20,836	$(2,821)	$18,015	5.9	$20,836	$(1,163)	$19,673	6.4

Total indefinite-lived assets
Goodwill-Auto & Home	$5,364		$5,364		$5,364		$5,364
Goodwill-Senior	41,092		41,092		41,213		41,213
Total goodwill	$46,456		$46,456		$46,577		$46,577
Changes in the carrying amount of goodwill for the six months ended December 31, 2020, are as follows (in thousands):

Balance, June 30, 2020	$46,577
Measurement period adjustments(1)	(121)
Balance, December 31, 2020	$46,456
__________________
(1)Represents measurement period adjustments related to the InsideResponse acquisition (refer to Note 2 to the condensed consolidated financial statements for further details).
The carrying amounts, accumulated amortization, net carrying value, and weighted average remaining life of our definite-lived amortizable intangible assets as well as our goodwill are presented in the tables below as of June 30 (dollars in thousands, useful life in years):

	2020				2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-average Remaining Useful Life
Total intangible assets subject to amortization
Customer relationships-Auto & Home	$853	$(680)	$173		$853	$(635)	$218
InsideResponse
Trade Name	2,680	(88)	2,592		—	—	—
Proprietary Software-5 year	780	(26)	754		—	—	—
Proprietary Software-2 year	262	(22)	240		—	—	—
Non-compete agreements	192	(16)	176		—	—	—
Customer relationships	16,069	(331)	15,738		—	—	—
Total intangible assets	$20,836	$(1,163)	$19,673	6.4	$853	$(635)	$218	8.0

Total indefinite-lived assets
Goodwill-Auto & Home	$5,364	$—	$5,364		$5,364	$—	$5,364
Goodwill-Senior	41,213	—	41,213		—	—	—
Total goodwill	$46,577	$—	$46,577		$5,364	$—	$5,364

Schedule of Future Amortization Expense
As of December 31, 2020, expected amortization expense in future periods were as follows (in thousands):

	Customer Relationships-Auto & Home	Trade Name	Proprietary Software	Non-compete agreements	Customer relationships	Total
Remainder fiscal 2021	$19	$268	$144	$32	$1,148	$1,611
2022	32	536	265	64	2,296	3,193
2023	28	536	156	53	2,296	3,069
2024	23	536	156	—	2,296	3,011
2025	20	447	129	—	2,296	2,892
Thereafter	32	—	—	—	4,207	4,239
Total	$154	$2,323	$850	$149	$14,539	$18,015